PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2023	2024
	US$	US$

Prepaid expenses	1,306	1,419
Advance to employees	712	766
Receivables related to disposal of long-term investments	29,975	26,446
Interest receivable	468	502
Funds receivable	1,761	450
Properties held for sale	61,044	83,925
Others	10,790	12,425
Total	106,056	125,933
Less: allowance of credit losses	(27,117)	(279)
provision of impariment of assets	(11,215)	(27,471)
Prepayments and other current assets, net	67,724	98,183